Description of Organization and Business Operations - Additional Information (Detail)								3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Oct. 20, 2021 USD ($) Numbers $ / shares shares	Oct. 13, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Aug. 13, 2020 USD ($) shares	Aug. 13, 2020 USD ($)	Aug. 10, 2020 $ / shares shares	Aug. 07, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 01, 2021 anchor_investors	Aug. 31, 2021 shares	Feb. 28, 2021 USD ($)	Oct. 31, 2019 $ / shares
Organization, Business Operations and Basis of Presentation (Textual)
Other deferred financing costs, net								$ 8,727,000			$ 64,000	$ 8,727,000		$ 64,000	$ 5,068,000
Advancement of funds												1,000,000,000	$ 600,000,000	1,200,000,000
Outstanding loan								$ 2,200,000,000			$ 1,200,000,000	$ 2,200,000,000		$ 1,200,000,000
Common stock, par value | $ / shares			$ 0.0001
Debt Instrument, aggregate principal amount																		$ 800,000,000
Line of credit facility, current borrowing capacity																		$ 15,000,000.0
Debt instrument, maturity date, description			The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Temporary Equity, Shares Outstanding | shares								499,018,795			368,912,507	499,018,795		368,912,507	222,329,647
Number Of Consolidated Locations | anchor_investors																631
Share price | $ / shares																			$ 19.19
Class of warrant or right, Outstanding | shares											255,941			255,941
Maximum [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Maturity															2028 years
Debt instrument interest rate															2.60%
Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Preferred stock, Conversion basis	one-to-one
Subsequent Event [Member] | Two Thousand And Twenty One ESPP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Share based compensation arrangement by share based payment award, Percentage of outstanding stock maximum	1.00%
Common stock, Capital shares reserved for future issuance | shares	7,931,556
Employee stock ownership plan description	The ESPP is divided into two components: the “423 Component” and the “Non-423 Component.”
Subsequent Event [Member] | Two Thousand And Twenty One Equity Incentive Plan [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Share based compensation arrangement by share based payment award, Percentage of outstanding stock maximum	5.00%
Common stock, Capital shares reserved for future issuance | shares	39,657,781
Subsequent Event [Member] | Registration Rights Agreement [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Number of underwritten offerings that can be demanded | Numbers	9
Senior Debt Obligations [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Debt Instrument, aggregate principal amount			$ 550,000,000.0
Debt instrument interest rate			7.50%
Description of debt instrument condition			It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest.									It was a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest.
Line of credit facility, current borrowing capacity			$ 50,000,000.0
Debt instrument, maturity date, description			The A&R Senior Secured Note Purchase Agreement allows the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Private Investment In Public Equity [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares			$ 10.00
Common stock, value, subscriptions			$ 800,000,000.0
Common stock, shares subscribed but unissued | shares			80,000,000
Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares			$ 0.0001					$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock value			$ 9,000,000,000.0					$ 177,000			$ 42,000	$ 177,000		$ 42,000	$ 41,000
Common stock, shares issued | shares											41,512,605			41,512,605	41,304,381		176,731,955
Common stock, shares outstanding | shares								176,731,955			41,512,605	176,731,955		41,512,605	41,304,381
Common stock, Capital shares reserved for future issuance | shares								18,845,757			22,830,085	18,845,757		22,830,085
Common Class A [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, shares issued | shares	696,492,801
Common stock, shares outstanding | shares	696,492,801
Common Class A [Member] | Subsequent Event [Member] | Maximum [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Stock issued during period, Shares, Conversion of units | shares	1
Common Class C [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares			$ 10.00					$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock value								$ 24,000			$ 25,000	$ 24,000		$ 25,000	$ 28,000
Common stock, shares issued | shares											25,168,938			25,168,938	27,752,323		24,132,575
Common stock, shares outstanding | shares								24,132,575			25,168,938	24,132,575		25,168,938	27,752,323
Common Class C [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, shares issued | shares	19,938,089
Common stock, shares outstanding | shares	19,938,089
Wework Partnership [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Non controlling interest, ownership percentage by noncontrolling owners								100.00%			100.00%	100.00%		100.00%
BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Net proceeds held in trust account								$ 483,000,000.0			$ 483.0	$ 483,000,000.0		$ 483.0
Maturity											185 days
Business combinations aggregate fair market value, percentage											80.00%
Business combination of voting interest, percentage											50.00%			50.00%
Obligation to redeem public shares											100.00%
Business acquisition per share price | $ / shares								$ 10.00			$ 10.00	$ 10.00		$ 10.00
Cash in operating account											$ 900,000			$ 900,000
Liquidity payment											25,000
Investment income in the trust account											227,000			227,000
Business combination net tangible assets											$ 5,000,001			5,000,001
Business combination period											24 months from the closing of the IPO, or August 7, 2022
Dissolution expenses											$ 100,000
Advancement of funds											45,000
Outstanding loan											195,000			195,000
Offering costs associated with private placement warrants								$ 0	$ 9,344	$ 9,344	9,344	$ 0
Net working capital											$ 0			$ 0
Temporary Equity, Shares Outstanding | shares								48,300,000			48,300,000	48,300,000		48,300,000
Class of warrants or rights exercise price per unit | $ / shares								$ 11.50			$ 11.50	$ 11.50		$ 11.50
BOWX ACQUISITION CORP [Member] | Chairman and Co-Chief Executive Officer [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Outstanding loan											$ 150,000			$ 150,000
BOWX ACQUISITION CORP [Member] | Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares								$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common stock value											$ 0			$ 0
Temporary Equity, Shares Outstanding | shares								15,006,786				15,006,786
Temporary Equity, Redemption Price Per Share | $ / shares								$ 10.00			$ 10.00	$ 10.00		$ 10.00
Common stock, shares issued | shares											0			0
Common stock, shares outstanding | shares											0			0
Legacy WeWork [Member] | Common Class A [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	4.00%
Legacy WeWork [Member] | Common Class A [Member] | Subsequent Event [Member] | Security Holders [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	5.90%
Legacy WeWork [Member] | Common Class C [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	0.00%
Legacy WeWork [Member] | Common Class C [Member] | Subsequent Event [Member] | Security Holders [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	0.00%
PubCo [Member] | Subsequent Event [Member] | Equity Holders Of PubCo [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, Number of securities called by warrants or rights | shares	23,873,333
Class of warrant or right, Outstanding | shares	16,100,000
Class of warrant or right, Number of days after which warrants or rights becomes exercisable	30 days
PubCo [Member] | Warrant [Member] | Subsequent Event [Member] | First Warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Derivative liability	$ 101,800
PubCo [Member] | Warrant [Member] | Subsequent Event [Member] | First Warrants [Member] | Maximum [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Derivative liability	$ 289,500
PubCo [Member] | Common Class A [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, Number of securities called by warrants or rights, Securities subject to adjustments | shares	35,038,960
Class of warrant or right, Number of securities called by warrants or rights | shares	28,948,838
Class of warrant or right, Exercise price of warrants or rights, Price per share subject to adjustment | $ / shares	$ 0.01
Class of warrants or rights exercise price per unit | $ / shares	0.01
PubCo [Member] | Common Class A [Member] | Subsequent Event [Member] | First Warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Share price | $ / shares	$ 10
Class of warrant or right, Number of securities called by warrants or rights | shares	28,948,838
Warrants and rights outstanding, Term	10 years
PubCo [Member] | Wework Partnership [Member] | Common Class A [Member] | Subsequent Event [Member] | First Warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, Number of securities called by warrants or rights | shares	10,184,811
PubCo [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, Number of securities called by warrants or rights | shares	47,366,404
Class of warrants or rights exercise price per unit | $ / shares	$ 0.01
PubCo [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Diluted equity capitalization | shares	0.82619
Payments to acquire businesses, Gross	$ 1,300,000,000
PubCo [Member] | Restricted Investment [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Payments to acquire businesses, Gross	333,000,000.0
PubCo [Member] | Backstop Investment [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Payments to acquire businesses, Gross	150,000,000.0
PubCo [Member] | PIPE Investment [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Payments to acquire businesses, Gross	$ 800,000,000.0
PubCo [Member] | Common Class A [Member] | Subsequent Event [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	4.10%
PubCo [Member] | Common Class A [Member] | Subsequent Event [Member] | Backstop Subscription Agreement [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Temporary equity, Share subscriptions | shares		15,000,000
Share price | $ / shares		$ 10.00
Investment Company, Committed Capital		$ 150,000,000.0
Temporary Equity, Shares Subscribed but Unissued | shares	15,000,000
Temporary Equity, Shares Subscribed but Unissued, Subscriptions Receivable	$ 150,000,000.0
PubCo [Member] | Common Class A [Member] | Subsequent Event [Member] | Security Holders [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Percentage of ownership interest	6.10%
IPO [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares							42,000,000
Price per share | $ / shares							$ 10.00
Gross proceeds							$ 420,000,000.0
Offering costs							23,600,000
Other deferred financing costs, net							$ 14,700,000
Over Allotment Option [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares				840,000		6,300,000
Price per share | $ / shares						$ 10.00
Gross proceeds				$ 63,000,000.0
Offering costs				3,500,000
Other deferred financing costs, net				2,200,000	$ 2,200,000
Offering costs associated with private placement warrants				$ 1,000
Warrant [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares							6,933,333
Price per share | $ / shares							$ 1.50
Gross proceeds					$ 1,300,000		$ 10,400,000
Offering costs associated with private placement warrants											$ 8,000	$ 8,000
Warrant [Member] | PubCo [Member] | Subsequent Event [Member] | Equity Holders Of PubCo [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, Outstanding | shares	7,773,333